Commitments and Contingencies (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Commitment and Contingencies
Total	$ 15,335,145
2021	4,421,524
2022	2,815,270
2023	2,008,092
2024	2,423,259
2025	244,483
Thereafter	3,422,517
Long-term debt obligations
Commitment and Contingencies
Total	10,523,565
2021	2,002,553
2022	2,002,683
2023	1,502,820
2024	2,002,964
2025	3,115
Thereafter	3,009,430
Interest expense on long-term debt
Commitment and Contingencies
Total	2,485,488
2021	607,349
2022	539,719
2023	384,582
2024	346,938
2025	229,287
Thereafter	377,613
Finance lease obligations
Commitment and Contingencies
Total	160,609
2021	49,820
2022	41,666
2023	38,018
2024	31,105
Interest expense on finance lease obligations
Commitment and Contingencies
Total	27,240
2021	12,793
2022	8,561
2023	4,844
2024	1,042
Satellite-related and other obligations
Commitment and Contingencies
Total	483,502
2021	352,180
2022	59,562
2023	38,947
2024	28,813
2025	4,000
Operating lease obligations
Commitment and Contingencies
Total	431,008
2021	208,759
2022	136,132
2023	30,165
2024	12,397
2025	8,081
Thereafter	35,474
Purchase obligations
Commitment and Contingencies
Total	1,223,733
2021	1,188,070
2022	26,947
2023	$ 8,716